UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:   BlackRock Funds

              BlackRock Total Emerging Markets Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2018 (Unaudited)	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Corporate Bonds — 6.0%
United States — 6.0%
3M Co., 3.13%, 09/19/46	USD	100	$90,481
Amazon.com, Inc.:
4.80%, 12/05/34		100	113,757
4.95%, 12/05/44		300	353,516
4.05%, 08/22/47		700	726,324
Apple, Inc.:
4.50%, 02/23/36		100	112,072
3.45%, 02/09/45		100	95,365
4.38%, 05/13/45		200	218,718
4.65%, 02/23/46		600	682,350
3.85%, 08/04/46		100	101,052
4.25%, 02/09/47		100	107,477
3.75%, 11/13/47		1,000	993,262
Bristol-Myers Squibb Co., 4.50%, 03/01/44		100	113,425
Charming Light Investments Ltd., 3.75%, 09/03/19		200	201,277
Cisco Systems, Inc., 5.50%, 01/15/40		200	257,360
Exxon Mobil Corp.:
3.57%, 03/06/45		150	149,665
4.11%, 03/01/46		100	108,128
General Electric Co.:
5.88%, 01/14/38		1,200	1,465,233
6.88%, 01/10/39		190	258,960
4.50%, 03/11/44		200	209,764
Goldman Sachs Group, Inc.:
6.13%, 02/15/33		900	1,116,369
6.25%, 02/01/41		200	264,679
4.80%, 07/08/44		100	112,674
HSBC Holdings PLC:
6.50%, 05/02/36		150	191,800
6.50%, 09/15/37		800	1,028,784
6.80%, 06/01/38		100	133,222
6.10%, 01/14/42		100	133,223
Intel Corp.:
4.25%, 12/15/42		900	963,828
4.10%, 05/19/46		100	106,262
3.73%, 12/08/47		307	307,551
International Business Machines Corp.:
5.88%, 11/29/32		50	63,616
5.60%, 11/30/39		75	94,951
4.70%, 02/19/46		100	115,564
Johnson & Johnson:
4.38%, 12/05/33		300	335,416
3.63%, 03/03/37		700	718,154
4.50%, 09/01/40		200	229,043
3.70%, 03/01/46		700	716,142
Merck & Co., Inc.:
3.60%, 09/15/42		100	99,391
4.15%, 05/18/43		150	162,184

Security		Par (000)	Value
United States (continued)
Microsoft Corp.:
3.50%, 02/12/35	USD	75	$75,889
3.45%, 08/08/36		400	398,888
4.10%, 02/06/37		300	326,045
4.50%, 10/01/40		150	170,628
3.50%, 11/15/42		100	99,060
3.75%, 02/12/45		100	102,054
4.45%, 11/03/45		225	254,899
3.70%, 08/08/46		100	101,394
4.25%, 02/06/47		1,400	1,549,848
Morgan Stanley:
6.38%, 07/24/42		100	135,776
4.30%, 01/27/45		800	849,747
4.38%, 01/22/47		200	214,334
NIKE, Inc.:
3.88%, 11/01/45		75	76,383
3.38%, 11/01/46		100	93,739
Oracle Corp.:
3.85%, 07/15/36		200	206,172
3.80%, 11/15/37		1,200	1,230,426
5.38%, 07/15/40		100	123,994
4.13%, 05/15/45		300	316,028
4.00%, 07/15/46		1,200	1,239,845
PepsiCo, Inc.:
4.25%, 10/22/44		100	107,491
3.45%, 10/06/46		400	378,692
Pfizer, Inc.:
7.20%, 03/15/39		150	224,908
4.30%, 06/15/43		1,000	1,088,305
4.40%, 05/15/44		125	138,511
Procter & Gamble Co., 5.55%, 03/05/37		24	30,871
Visa, Inc., 4.15%, 12/14/35		300	324,782
Wal-Mart Stores, Inc.:
5.63%, 04/01/40		75	99,870
4.00%, 04/11/43		100	108,406
3.63%, 12/15/47		1,300	1,332,516

Walt Disney Co., 4.13%, 06/01/44		200	213,024

Total Corporate Bonds — 6.0% (Cost — $24,874,926)			24,863,564

Foreign Agency Obligations — 4.3%

Australia — 0.1%
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23		200	209,787

British Virgin Islands — 0.8%
1MDB Global Investments Ltd., 4.40%, 03/09/23		1,000	975,923
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21		200	193,772
Minmetals Bounteous Finance BVI Ltd., 4.75%, 07/30/25		200	207,993

1

Consolidated Schedule of Investments (continued) January 31, 2018 (Unaudited)	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
British Virgin Islands (continued)
Sinochem Overseas Capital Co. Ltd.:
3.25%, 04/29/19	USD	200	$200,666
4.50%, 11/12/20		100	103,700
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42		200	218,910
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23		200	209,210
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20		200	198,015
Sinopec Group Overseas Development 2016 Ltd.:
2.13%, 05/03/19		200	198,261
2.00%, 09/29/21		200	192,571
SPIC 2016 US Dollar Bond Co. Ltd., 3.00%, 12/06/21		200	198,465
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23		200	197,319
State Grid Overseas Investment 2016 Ltd., 2.88%, 05/18/26		400	378,748

			3,473,553
Cayman Islands — 0.1%
Amber Circle Funding Ltd., 3.25%, 12/04/22		200	199,015
Three Gorges Finance I Cayman Islands Ltd., 3.70%, 06/10/25		200	201,030

			400,045
Chile — 1.8%
Banco del Estado de Chile, 4.13%, 10/07/20		100	102,990
Bonos del Banco Central de Chile en UF, 3.00%, 03/01/22	CLP	3,071,456	5,530,179
Corp. Nacional del Cobre de Chile:
4.50%, 09/16/25	USD	200	211,704
6.15%, 10/24/36		400	500,110
5.63%, 10/18/43		200	241,854
Empresa de Transporte de Pasajeros Metro SA, 4.75%, 02/04/24		400	426,981
Empresa Nacional del Petroleo, 4.38%, 10/30/24		200	208,904

			7,222,722
China — 0.1%
China Development Bank Corp.:
2.50%, 10/09/20		200	197,756

Security		Par (000)	Value
China (continued)
China Development Bank Corp. (continued):
3.00%, 06/01/26	USD	200	$191,824

			389,580
Hungary — 0.1%
Magyar Export-Import Bank Zrt, 4.00%, 01/30/20		200	203,415
MFB Magyar Fejlesztesi Bank Zrt, 6.25%, 10/21/20		200	215,796

			419,211
Indonesia — 0.3%
Pertamina Persero PT, 6.00%, 05/03/42		200	225,528
Perusahaan Penerbit SBSN Indonesia III:
3.40%, 03/29/22		200	201,000
4.35%, 09/10/24		400	415,916
4.55%, 03/29/26		300	314,370

			1,156,814
Kazakhstan — 0.1%
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22		200	203,276
KazMunayGas National Co. JSC:
7.00%, 05/05/20		200	214,841
5.75%, 04/19/47		200	213,078

			631,195
Malaysia — 0.5%
Petroliam Nasional Bhd, 7.63%, 10/15/26		300	390,451
Petronas Capital Ltd.:
5.25%, 08/12/19		100	103,811
3.13%, 03/18/22		300	300,445
7.88%, 05/22/22		350	416,506
3.50%, 03/18/25		700	706,920

			1,918,133
Mexico — 0.1%
Petroleos Mexicanos:
3.50%, 07/23/20		300	302,550
6.88%, 08/04/26		200	226,300
6.75%, 09/21/47		100	104,500

			633,350
Netherlands — 0.1%
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42		200	237,121

2

Consolidated Schedule of Investments (continued) January 31, 2018 (Unaudited)	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Netherlands (continued)
Majapahit Holding BV, 7.88%, 06/29/37	USD	100	$134,000
			371,121
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25		200	212,520
Petroleos del Peru SA, 4.75%, 06/19/32		200	204,040
			416,560
Philippines — 0.1%
Power Sector Assets & Liabilities Management Corp.:
7.25%, 05/27/19		200	211,280
Power Sector Assets & Liabilities Management Corp. (continued):
7.39%, 12/02/24			125,508

			336,788

Total Foreign Agency Obligations — 4.3% (Cost — $17,007,780			17,578,859

Foreign Government Obligations — 48.8%
Argentine Republic Government International Bond:
6.25%, 04/22/19		1,600	1,657,600
6.88%, 04/22/21		1,800	1,919,700
5.63%, 01/26/22		1,300	1,331,850
7.50%, 04/22/26		3,450	3,788,100
6.88%, 01/26/27		1,600	1,687,200
6.63%, 07/06/28		500	511,000
8.28%, 12/31/33		4,199	4,725,113
7.13%, 07/06/36		350	358,050
2.50%, 12/31/38		1,400	981,400
7.63%, 04/22/46		1,700	1,795,200
7.13%, 06/28/49		1,500	1,467,000
Brazilian Government International Bond:
4.88%, 01/22/21		1,200	1,266,000
4.25%, 01/07/25		2,000	2,020,000
6.00%, 04/07/26		840	931,560
7.13%, 01/20/37		500	600,750
5.63%, 01/07/41		1,800	1,810,800
5.00%, 01/27/45		400	370,400
5.63%, 02/21/47		500	501,250
Chile Government International Bond, 3.13%, 01/21/26		600	600,900
Colombia Government International Bond:
7.38%, 03/18/19		400	421,000
11.75%, 02/25/20		430	507,056
4.38%, 07/12/21		750	787,500
2.63%, 03/15/23		1,000	971,000
4.00%, 02/26/24		1,000	1,030,000

Security		Par (000)	Value
Colombia Government International Bond (continued):
8.13%, 05/21/24	USD	650	$819,000
4.50%, 01/28/26		800	848,800
3.88%, 04/25/27		1,400	1,411,900
7.38%, 09/18/37		1,000	1,331,500
6.13%, 01/18/41		1,700	2,044,250
5.63%, 02/26/44		1,200	1,369,200
5.00%, 06/15/45		2,000	2,102,000
Export-Import Bank of China:
2.00%, 04/26/21		200	193,881
3.63%, 07/31/24		200	203,119
Export-Import Bank of Malaysia Bhd, 2.48%, 10/20/21		200	196,690
Hungary Government International Bond:
6.25%, 01/29/20		1,700	1,813,859
6.38%, 03/29/21		2,450	2,697,450
5.38%, 02/21/23		1,574	1,733,037
5.75%, 11/22/23		2,100	2,373,168
5.38%, 03/25/24		978	1,089,316
7.63%, 03/29/41		1,100	1,675,179
Indonesia Government International Bond:
4.88%, 05/05/21		1,800	1,904,895
3.75%, 04/25/22		1,000	1,022,572
3.38%, 04/15/23		400	400,917
5.38%, 10/17/23		800	881,070
5.88%, 01/15/24		1,800	2,030,816
4.13%, 01/15/25		800	824,960
4.75%, 01/08/26		1,100	1,179,259
4.35%, 01/08/27		1,200	1,255,324
7.00%, 05/15/27	IDR	47,300,000	3,691,862
8.50%, 10/12/35	USD	300	441,466
7.75%, 01/17/38		800	1,122,501
5.25%, 01/17/42		1,200	1,320,253
4.63%, 04/15/43		1,000	1,019,002
6.75%, 01/15/44		1,000	1,319,097
5.13%, 01/15/45		1,200	1,304,184
5.95%, 01/08/46		200	243,167
5.25%, 01/08/47		400	443,145
Kazakhstan Government International Bond:
3.88%, 10/14/24		200	207,500
5.13%, 07/21/25		200	222,000
4.88%, 10/14/44		200	212,427
Lithuania Government International Bond:
7.38%, 02/11/20		6,450	7,048,612
6.13%, 03/09/21		5,071	5,561,112
6.63%, 02/01/22		5,400	6,156,000
Malaysia Sovereign Sukuk Bhd:
3.04%, 04/22/25		200	197,744
3.18%, 04/27/26		250	247,313
4.24%, 04/22/45		200	210,660

3

Consolidated Schedule of Investments (continued) January 31, 2018 (Unaudited)	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Mexican Udibonos, 4.50%, 12/04/25	MXN	110,131	$6,270,850
Mexico Government International Bond:
3.50%, 01/21/21	USD	250	256,375
3.63%, 03/15/22		1,000	1,027,000
4.00%, 10/02/23		1,950	2,014,350
3.60%, 01/30/25		1,200	1,201,200
4.13%, 01/21/26		1,800	1,854,000
4.15%, 03/28/27		1,300	1,331,200
7.50%, 04/08/33		200	270,000
6.75%, 09/27/34		1,030	1,313,250
6.05%, 01/11/40		1,550	1,798,000
4.75%, 03/08/44		2,460	2,457,540
5.55%, 01/21/45		1,350	1,512,000
4.60%, 01/23/46		1,200	1,173,000
4.35%, 01/15/47		1,000	944,500
5.75%, 10/12/99		1,500	1,569,000
Panama Government International Bond:
4.00%, 09/22/24		200	210,600
3.75%, 03/16/25		600	619,800
7.13%, 01/29/26		950	1,205,075
8.88%, 09/30/27		400	574,000
3.88%, 03/17/28		700	727,300
9.38%, 04/01/29		880	1,323,520
6.70%, 01/26/36		1,300	1,714,050
4.30%, 04/29/53		200	206,500
Peruvian Government International Bond:
7.35%, 07/21/25		1,150	1,469,125
4.13%, 08/25/27		850	909,500
6.55%, 03/14/37		900	1,202,850
5.63%, 11/18/50		1,550	1,950,675
Philippine Government International Bond:
8.38%, 06/17/19		550	594,046
4.00%, 01/15/21		1,300	1,349,442
4.20%, 01/21/24		1,200	1,278,410
5.50%, 03/30/26		1,000	1,147,371
9.50%, 02/02/30		1,150	1,786,647
7.75%, 01/14/31		1,225	1,719,497
6.38%, 01/15/32		400	513,558
6.38%, 10/23/34		900	1,190,884
5.00%, 01/13/37		1,000	1,167,713
3.95%, 01/20/40		1,200	1,216,387
3.70%, 03/01/41		1,200	1,179,205
3.70%, 02/02/42		1,200	1,177,424
Poland Government International Bond:
6.38%, 07/15/19		1,077	1,137,851
5.13%, 04/21/21		1,850	1,982,090
5.00%, 03/23/22		2,768	2,988,759

Security		Par (000)	Value
Poland Government International Bond (continued):
3.00%, 03/17/23	USD	1,250	$1,250,625
4.00%, 01/22/24		1,950	2,047,539
3.25%, 04/06/26		1,550	1,559,719
Republic of South Africa Government International Bond:
6.88%, 05/27/19		520	545,402
5.50%, 03/09/20		900	942,192
5.88%, 05/30/22		400	436,360
4.67%, 01/17/24		990	1,013,843
5.88%, 09/16/25		900	981,450
4.88%, 04/14/26		800	817,920
4.30%, 10/12/28		1,300	1,253,257
5.38%, 07/24/44		400	399,328
5.00%, 10/12/46		400	380,334
Romanian Government International Bond:
6.75%, 02/07/22		1,980	2,245,320
4.38%, 08/22/23		1,300	1,373,450
4.88%, 01/22/24		1,200	1,299,840
6.13%, 01/22/44		938	1,188,915
Russian Foreign Bond — Eurobond:
5.00%, 04/29/20		300	312,797
4.50%, 04/04/22		200	209,686
4.88%, 09/16/23		800	854,368
4.75%, 05/27/26		400	425,100
4.25%, 06/23/27		600	615,470
7.50%, 03/31/30		2,565	2,940,772
5.63%, 04/04/42		1,000	1,120,000
5.25%, 06/23/47		1,400	1,473,500
Turkey Government International Bond:
7.00%, 03/11/19		177	184,176
7.00%, 06/05/20		1,500	1,608,660
5.63%, 03/30/21		1,000	1,047,900
5.13%, 03/25/22		400	414,400
6.25%, 09/26/22		900	972,403
3.25%, 03/23/23		450	425,367
5.75%, 03/22/24		1,400	1,475,967
7.38%, 02/05/25		1,200	1,374,300
4.25%, 04/14/26		200	188,754
4.88%, 10/09/26		1,700	1,656,820
6.00%, 03/25/27		1,300	1,366,300
11.88%, 01/15/30		300	465,894
6.75%, 05/30/40		200	217,238
6.00%, 01/14/41		700	698,334
4.88%, 04/16/43		1,300	1,114,360
6.63%, 02/17/45		1,800	1,905,912
5.75%, 05/11/47		1,600	1,519,200
Ukraine Government International Bond:
7.75%, 09/01/21		200	217,680
7.75%, 09/01/24		200	216,416
7.75%, 09/01/27		200	213,532

4

Consolidated Schedule of Investments (continued) January 31, 2018 (Unaudited)	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Uruguay Government International Bond:
4.38%, 10/27/27	USD	300	$318,300
7.88%, 01/15/33		200	286,000
7.63%, 03/21/36		150	212,625
4.13%, 11/20/45		200	197,000
5.10%, 06/18/50		200	217,300
Venezuela Government International Bond:
0.00%, 10/13/19		730	189,800
0.00%, 12/09/20		1,545	401,700
0.00%, 08/23/22		1,532	436,620
0.00%, 05/07/23		750	195,000
0.00%, 10/13/24		2,255	586,300
0.00%, 04/21/25		290	75,400
0.00%, 10/21/26		1,616	452,480
0.00%, 09/15/27		2,980	826,950
0.00%, 05/07/28		1,600	432,000
0.00%, 08/05/31		1,415	392,663
0.00%, 01/13/34		575	155,250

Security		Par (000)/ Shares	Value
Venezuela Government International Bond (continued):
0.00%, 03/31/38	USD	550	$148,500

Total Foreign Government Obligations — 48.8% (Cost — $201,998,170)			200,439,868

Total Long-Term Investments — 59.1% (Cost — $243,880,876)			242,882,291

Short-Term Securities — 39.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.21%(a)(b)		160,385,829	160,385,829

Total Short-Term Securities — 39.0% (Cost — $160,385,829)			160,385,829

Total Investments — 98.1% (Cost — $404,266,705)			403,268,120
Other Assets Less Liabilities — 1.9%			8,040,910

Net Assets — 100.0%			$411,309,030

(a) Annualized 7-day yield as of period end.

(b) During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	209,172,307	(48,786,478)	160,385,829	$160,385,829	$554,913	$850	$—
(a) Includes net capital gain distributions, if applicable.

Portfolio Abbreviations
CLP	Chilean Peso
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
USD	U.S. Dollar

5

Consolidated Schedule of Investments (continued) January 31, 2018 (Unaudited)	BlackRock Total Emerging Markets Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty 50 Index	673	02/22/18	$14,885	$17,033

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	37,642,887	USD	585,608	Deutsche Bank AG	02/09/18	$5,100
INR	993,964,443	USD	15,463,044	Deutsche Bank AG	02/09/18	134,672
AUD	6,375,000	USD	5,086,787	BNP Paribas S.A.	02/22/18	49,695
BRL	9,230,000	USD	2,847,623	JPMorgan Chase Bank N.A.	02/22/18	42,828
CAD	2,506,000	USD	2,031,835	JPMorgan Chase Bank N.A.	02/22/18	6,061
CHF	4,589,000	EUR	3,901,917	BNP Paribas S.A.	02/22/18	87,318
CLP	576,665,000	USD	953,512	JPMorgan Chase Bank N.A.	02/22/18	2,744
COP	1,259,842,000	USD	441,814	JPMorgan Chase Bank N.A.	02/22/18	1,608
EUR	583,603	HUF	180,526,000	Citibank N.A.	02/22/18	2,494
EUR	502,628	HUF	155,746,000	JPMorgan Chase Bank N.A.	02/22/18	1,074
EUR	1,842,000	USD	2,281,420	HSBC Bank USA N.A.	02/22/18	8,397
EUR	2,554,000	USD	3,131,728	HSBC Bank USA N.A.	02/22/18	43,187
MXN	51,552,000	USD	2,748,801	BNP Paribas S.A.	02/22/18	12,007
NOK	28,208,000	EUR	2,935,642	Citibank N.A.	02/22/18	11,986
NOK	551,000	EUR	57,147	HSBC Bank USA N.A.	02/22/18	478
NZD	622,193	USD	453,880	BNP Paribas S.A.	02/22/18	4,529
NZD	788,568	USD	577,655	BNP Paribas S.A.	02/22/18	3,332
NZD	31,110	USD	22,666	Deutsche Bank AG	02/22/18	254
NZD	777,742	USD	567,683	JPMorgan Chase Bank N.A.	02/22/18	5,328
NZD	1,244,387	USD	908,495	JPMorgan Chase Bank N.A.	02/22/18	8,323
PLN	37,901,000	EUR	9,068,307	BNP Paribas S.A.	02/22/18	57,897
RON	19,147,000	EUR	4,105,771	JPMorgan Chase Bank N.A.	02/22/18	10,777
RUB	13,829,000	USD	242,690	JPMorgan Chase Bank N.A.	02/22/18	2,690
RUB	15,911,000	USD	281,183	JPMorgan Chase Bank N.A.	02/22/18	1,140
SGD	21,854,000	USD	16,533,627	Citibank N.A.	02/22/18	132,615
THB	185,769,000	USD	5,818,628	Citibank N.A.	02/22/18	115,306
TRY	12,288,000	USD	3,191,792	BNP Paribas S.A.	02/22/18	58,884
TWD	186,761,000	USD	6,326,592	BNP Paribas S.A.	02/22/18	88,545
USD	2,159,887	AUD	2,670,000	JPMorgan Chase Bank N.A.	02/22/18	8,608
USD	1,452,219	BRL	4,605,000	BNP Paribas S.A.	02/22/18	10,125
USD	543,330	MXN	10,144,000	HSBC Bank USA N.A.	02/22/18	80
USD	2,746,919	PHP	139,755,000	BNP Paribas S.A.	02/22/18	26,867
USD	1,468,210	PHP	74,820,000	JPMorgan Chase Bank N.A.	02/22/18	11,988
ZAR	6,298,000	USD	521,012	HSBC Bank USA N.A.	02/22/18	9,027

						965,964

6

Consolidated Schedule of Investments (continued) January 31, 2018 (Unaudited)	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,025,433	INR	65,602,086	Standard Chartered Bank	02/09/18	$(4,023)
EUR	4,012,364	CHF	4,720,000	Citibank N.A.	02/22/18	(90,979)
EUR	1,893,720	CHF	2,188,000	HSBC Bank USA N.A.	02/22/18	(217)
EUR	733,085	RON	3,426,000	Citibank N.A.	02/22/18	(3,876)
EUR	612,279	RON	2,853,000	JPMorgan Chase Bank N.A.	02/22/18	(987)
EUR	7,988,020	SEK	78,570,000	BNP Paribas S.A.	02/22/18	(53,922)
HUF	878,812,000	EUR	2,846,864	HSBC Bank USA N.A.	02/22/18	(19,406)
IDR	43,233,358,000	USD	3,239,667	BNP Paribas S.A.	02/22/18	(7,664)
JPY	179,566,000	USD	1,652,780	JPMorgan Chase Bank N.A.	02/22/18	(6,194)
KRW	2,576,901,000	USD	2,412,332	BNP Paribas S.A.	02/22/18	(1,905)
NOK	4,219,000	EUR	441,776	JPMorgan Chase Bank N.A.	02/22/18	(1,563)
USD	4,708,621	AUD	5,889,000	JPMorgan Chase Bank N.A.	02/22/18	(36,280)
USD	1,170,000	BRL	3,744,000	JPMorgan Chase Bank N.A.	02/22/18	(2,464)
USD	7,573,897	CAD	9,438,000	BNP Paribas S.A.	02/22/18	(101,145)
USD	5,613,463	CLP	3,400,187,000	JPMorgan Chase Bank N.A.	02/22/18	(24,907)
USD	2,799,960	EUR	2,284,476	JPMorgan Chase Bank N.A.	02/22/18	(39,905)
USD	4,629,384	GBP	3,343,000	BNP Paribas S.A.	02/22/18	(120,678)
USD	1,793,115	GBP	1,272,000	JPMorgan Chase Bank N.A.	02/22/18	(14,267)
USD	13,034,023	INR	835,533,000	JPMorgan Chase Bank N.A.	02/22/18	(56,536)
USD	6,132,234	JPY	678,551,000	JPMorgan Chase Bank N.A.	02/22/18	(89,948)
USD	6,035,431	NZD	8,299,000	BNP Paribas S.A.	02/22/18	(78,960)
USD	847,557	NZD	1,156,000	JPMorgan Chase Bank N.A.	02/22/18	(4,141)
USD	834,325	PHP	42,926,000	JPMorgan Chase Bank N.A.	02/22/18	(1,144)
USD	392,143	SGD	516,946	Deutsche Bank AG	02/22/18	(2,089)
USD	39,124	SGD	51,573	JPMorgan Chase Bank N.A.	02/22/18	(206)
USD	4,664,042	SGD	6,150,482	JPMorgan Chase Bank N.A.	02/22/18	(26,423)
USD	3,714,716	THB	118,388,000	Deutsche Bank AG	02/22/18	(66,897)
USD	2,366,571	THB	74,396,000	HSBC Bank USA N.A.	02/22/18	(9,826)
USD	116,387	TRY	443,000	JPMorgan Chase Bank N.A.	02/22/18	(804)
USD	1,220,892	TWD	35,589,000	BNP Paribas S.A.	02/22/18	(1,571)
USD	25,783	ZAR	318,000	HSBC Bank USA N.A.	02/22/18	(980)
USD	5,173,476	CLP	3,358,000,000	Deutsche Bank AG	03/14/18	(393,431)
USD	3,646,896	IDR	49,743,660,000	Bank of America N.A.	03/14/18	(68,909)
USD	6,385,969	MXN	120,880,000	Bank of America N.A.	03/14/18	(66,262)
USD	12,306	MXN	240,000	Barclays Bank PLC	03/14/18	(505)
USD	51,788	MXN	1,010,000	Barclays Bank PLC	03/14/18	(2,123)

						(1,401,137)

	Net Unrealized Depreciation					$(435,173)

7

Consolidated Schedule of Investments (continued) January 31, 2018 (Unaudited)	BlackRock Total Emerging Markets Fund

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
MXN 28D TIIE	Monthly	6.85%	Monthly	3/21/18	(a)	03/15/23	MXN	123,150	$(227,782)	$106	$(227,888)
MXN 28D TIIE	Monthly	7.28%	Monthly	3/21/18	(a)	03/15/23	MXN	115,030	(102,322)	92	(102,414)
6-Month PLN WIBOR	Semi-annual	2.37%	Semi-annual	3/21/18	(a)	03/21/23	PLN	19,250	(98,318)	94	(98,412)
3-Month JIBAR	Quarterly	7.12%	Quarterly	3/22/18	(a)	03/22/23	ZAR	81,790	(95,875)	111	(95,986)

									$(524,297)	$403	$(524,700)

(a) Forward Swap

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day CLP Interbank Rate	Semi-annual	3.50%	Semi-annual	JPMorgan Chase Bank N.A.	3/21/18	(a)	03/21/23	CLP	3,248,540	$(24,238)	$—	$(24,238)
3-Month TWD Secondary Bank Rate	Quarterly	0.94%	Quarterly	Citibank N.A.	3/21/18	(a)	03/21/23	TWD	154,520	(39,274)	—	(39,274)
3-Month KLIBOR	Quarterly	3.77%	Quarterly	Bank of America N.A.	3/21/18	(a)	03/21/23	MYR	22,990	(79,105)	—	(79,105)
6-Month THB Fixing Rate	Semi-annual	1.82%	Semi-annual	Bank of America N.A.	3/21/18	(a)	03/21/23	THB	173,210	(42,781)	—	(42,781)

										$(185,398)	$—	$(185,398)

(a) Forward Swap

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)			Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Goldman Sachs & Co.	09/17/18	$99,422,601	$	18,228,397	(b)	$118,701,922	24.6%
	UBS AG	02/01/18 – 07/18/19	101,144,692		20,329,262	(c)	118,936,546	24.2

			$200,567,293		$38,557,659		$237,638,468

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20 – 850 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Garban	Intercapital Federal Funds Rate Open
Intercontinental	Exchange LIBOR:
USD	Spot Next

(b)	Amount includes $(1,050,924) of net dividends and financing fees.
(c)	Amount includes $2,537,408 of net dividends and financing fees.

8

Consolidated Schedule of Investments (continued) January 31, 2018 (Unaudited)	BlackRock Total Emerging Markets Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2017, expiration date 09/17/18:

	Shares	Value	% of Basket Value
Reference Entity — Long

Brazil
Cia de Saneamento Basico do Estado de Sao Paulo	16,950	$193,547	0.2%
Cia Energetica de Sao Paulo, Preference B Shares	46,700	225,731	0.2
Cosan Ltd., Class A	15,857	181,721	0.1
CVC Brasil Operadora e Agencia de Viagens SA	6,400	110,745	0.1
EcoRodovias Infraestrutura e Logistica SA	136,600	488,347	0.4
EDP — Energias do Brasil SA	43,400	186,759	0.2
Fleury SA	149,400	1,406,780	1.2
Hypermarcas SA	129,850	1,481,089	1.2
Iochpe-Maxion SA	42,500	317,483	0.3
Itau Unibanco Holding SA, Preference Shares	56,097	920,160	0.8
Itau Unibanco Holding SA, Preference Shares — ADR	65,685	1,077,234	0.9
Localiza Rent a Car SA	33,000	267,024	0.2
M Dias Branco SA	26,500	476,351	0.4
Randon Participacoes SA, Preference Shares	78,550	210,798	0.2
Tim Participacoes SA	11,100	47,034	0.0
Tim Participacoes SA, — ADR	248,214	5,217,458	4.4

12,808,261
China
Alibaba Group Holding Ltd. — ADR	23,542	4,809,395	4.0
Autohome, Inc. — ADR	9,111	758,764	0.6
Beijing Capital International Airport Co. Ltd., Class H	190,000	288,061	0.2
China Biologic Products Holdings, Inc.	26,268	2,125,869	1.8
China CITIC Bank Corp. Ltd., Class H	225,000	184,723	0.2
China Communications Services Corp. Ltd., Class H	110,000	69,682	0.1
China Galaxy Securities Co. Ltd., Class H	255,500	208,139	0.2
China Lesso Group Holdings Ltd.	80,000	62,338	0.1
China Petroleum & Chemical Corp., Class H	2,406,000	2,079,784	1.7
Hengan International Group Co. Ltd.	44,000	421,554	0.4
Lonking Holdings Ltd.	1,655,000	737,793	0.6

	Shares	Value	% of Basket Value
China (continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	59,700	$155,986	0.1%
SINA Corp.	44,892	5,263,587	4.4
Sino-Ocean Group Holding Ltd.	727,000	600,197	0.5
Sohu.com, Inc.	74,759	2,878,969	2.4
Tencent Holdings Ltd.	90,300	5,335,595	4.5
Tianneng Power International Ltd.	426,000	421,499	0.4
Weichai Power Co. Ltd., Class H	750,000	935,564	0.8
Zhejiang Expressway Co. Ltd., Class H	206,000	243,277	0.2
Zhongsheng Group Holdings Ltd.	372,000	932,299	0.8

28,513,075
Colombia
Bancolombia SA — ADR	1,999	91,854	0.1

Hong Kong
China Everbright Ltd.	222,000	546,198	0.5
China Travel International Investment Hong Kong Ltd.	1,892,000	697,169	0.6
ENN Energy Holdings Ltd.	2,000	15,452	0.0
Haier Electronics Group Co. Ltd.	451,000	1,539,615	1.3
Kingboard Chemical Holdings Ltd.	33,500	183,303	0.2
KWG Property Holding Ltd.	174,000	293,213	0.3
Nine Dragons Paper Holdings Ltd.	1,084,000	1,681,798	1.4
Shanghai Industrial Holdings Ltd.	99,000	289,223	0.2
Shimao Property Holdings Ltd.	250,500	743,328	0.6
Yuexiu Property Co. Ltd.	3,406,000	730,274	0.6

6,719,573
Indonesia
Adaro Energy Tbk PT	690,100	126,248	0.1
Matahari Department Store Tbk PT	586,700	487,493	0.4

613,741
Jersey
Highland Gold Mining Ltd.	7,091	15,197	0.0

Malaysia
Astro Malaysia Holdings Bhd	336,000	224,129	0.2

Mexico
Grupo Aeroportuario del Centro Norte SAB de CV	43,450	221,759	0.2
Industrias Penoles SAB de CV	55,035	1,275,503	1.1

1,497,262
Netherlands
Yandex NV, Class A	118,932	4,606,237	3.9

Peru
Credicorp Ltd.	391	90,567	0.1

Philippines
Ayala Corp.	2,725	55,784	0.0

9

Consolidated Schedule of Investments (continued) January 31, 2018 (Unaudited)	BlackRock Total Emerging Markets Fund

	Shares	Value	% of Basket Value
Philippines (continued)
Metropolitan Bank & Trust Co.	4	$8	0.0%

55,792
Poland
Bank Handlowy w Warszawie SA	5,143	130,212	0.1

Qatar
Barwa Real Estate Co.	62,104	648,160	0.6
Ooredoo QPSC	658	17,259	0.0
Qatar Islamic Bank SAQ	4,626	124,652	0.1

790,071
Russia
Aeroflot — Russian Airlines OJSC	104,227	247,157	0.2
Alrosa PJSC	186,600	270,500	0.2
Lukoil PJSC — ADR	16,163	1,067,962	0.9
Mobile TeleSystems PJSC — ADR	20,138	244,475	0.2
Polymetal International PLC	46,777	548,067	0.5
Severstal PJSC	1,950	31,883	0.0
Sistema PJSC FC — GDR	6,727	30,285	0.0

2,440,329
South Africa
Anglo American Platinum Ltd.	6,581	197,215	0.2
AngloGold Ashanti Ltd.	2,505	27,931	0.0
Barloworld Ltd.	250,216	3,564,964	3.0
Bid Corp. Ltd.	5,043	112,897	0.1
Clicks Group Ltd.	12,215	176,168	0.2
Gold Fields Ltd.	6,295	27,263	0.0
Gold Fields Ltd. — ADR	427,480	1,829,614	1.6
Harmony Gold Mining Co. Ltd.	24,898	42,764	0.0
Harmony Gold Mining Co. Ltd. — ADR	485,845	859,946	0.7
Hyprop Investments Ltd.	16,931	165,791	0.2
Investec Ltd.	43,230	339,052	0.3
Kumba Iron Ore Ltd.	5,070	153,345	0.1
Massmart Holdings Ltd.	11,467	133,960	0.1
MMI Holdings Ltd.	14,848	28,414	0.0
Netcare Ltd.	38,995	85,750	0.1
Sanlam Ltd.	37,636	280,189	0.2
Sappi Ltd.	19,600	141,214	0.1
Standard Bank Group Ltd.	41,106	695,751	0.6

8,862,228
South Korea
Cheil Worldwide, Inc.	4,066	80,913	0.1
Green Cross Corp.	3,053	677,803	0.6
Hyundai Development Co-Engineering & Construction	17,203	711,757	0.6
Korea Investment Holdings Co. Ltd.	261	21,348	0.0
KT Corp.	1,390	38,476	0.0
KT Corp. — ADR	138,977	2,077,706	1.8
LG Electronics, Inc.	31,158	2,988,854	2.5

	Shares	Value	% of Basket Value
South Korea (continued)
LG International Corp.	14,614	$409,820	0.3%
LOTTE Himart Co. Ltd.	5,740	413,915	0.3
Poongsan Corp.	17,603	828,796	0.7
Posco Daewoo Corp.	4,203	94,830	0.1
Samsung Electronics Co. Ltd.	761	1,778,706	1.5
Samsung Securities Co. Ltd.	7,878	321,142	0.3
Shinhan Financial Group Co. Ltd.	762	37,830	0.0

10,481,896
Taiwan
Alpha Networks, Inc.	376,000	338,326	0.3
Chailease Holding Co. Ltd.	678,000	2,278,736	1.9
Compeq Manufacturing Co. Ltd.	2,284,000	2,831,283	2.4
CTBC Financial Holding Co. Ltd.	6,039,760	4,413,353	3.7
E Ink Holdings, Inc.	161,000	292,677	0.2
Elan Microelectronics Corp.	276,000	437,371	0.4
Epistar Corp.	1,452,000	2,559,705	2.2
Faraday Technology Corp.	180,000	503,812	0.4
Gemtek Technology Corp.	1,467,000	1,413,502	1.2
Gourmet Master Co. Ltd.	13,000	188,087	0.2
Lite-On Semiconductor Corp.	25,000	38,265	0.0
Pixart Imaging, Inc.	94,000	446,106	0.4
Sunny Friend Environmental Technology Co. Ltd.	42,000	325,979	0.3
Synnex Technology International Corp.	118,000	166,851	0.1
Taiwan Semiconductor Manufacturing Co. Ltd.	281,000	2,455,744	2.1
TPK Holding Co. Ltd.	37,000	131,596	0.1
Uni-President Enterprises Corp.	2,352,000	5,645,945	4.7
Yuanta Financial Holding Co. Ltd.	835,093	400,550	0.3

24,867,888
Thailand
Glow Energy PCL, Foreign Registered Shares	184,500	502,191	0.4
Kiatnakin Bank PCL	683,700	1,784,562	1.5
PTT Global Chemical PCL, Foreign Registered Shares	185,500	570,063	0.5
Thai Oil PCL, Foreign Registered Shares — NVDR	329,900	1,079,654	0.9
Thanachart Capital PCL	575,900	1,084,869	0.9

5,021,339
Turkey
Coca-Cola Icecek AS	15,312	146,471	0.1
Ford Otomotiv Sanayi	40,195	641,990	0.6
Haci Omer Sabanci Holding AS	15,008	45,715	0.0
Turkiye Is Bankasi, Class C	1,033,580	2,208,508	1.9

3,042,684
United Kingdom
Old Mutual PLC	305,988	1,020,265	0.9

10

Consolidated Schedule of Investments (continued) January 31, 2018 (Unaudited)	BlackRock Total Emerging Markets Fund

	Shares	Value	% of Basket Value
United States
Genpact Ltd.	148,098	$5,026,446	4.2%
Luxoft Holding, Inc.	25,805	1,485,078	1.2
Nexteer Automotive Group Ltd.	146,000	310,881	0.3

6,822,405

Total Reference Entity — Long		118,715,005

Reference Entity — Short
China Shanshui Cement Group Ltd.	(23,259)	(13,083)

Total Reference Entity — Short		(13,083)

Net Value of Reference Entity — Goldman Sachs & Co.		118,701,922

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of January 31, 2017, expiration dates 02/01/18 – 07/18/19:

Brazil
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	6,500	$153,625	0.1
Cia Energetica de Sao Paulo, Preference B Shares	40,200	194,313	0.2
EcoRodovias Infraestrutura e Logistica SA	147,450	527,136	0.4
Engie Brasil Energia SA	29,158	328,920	0.3
Fleury SA	194,550	1,831,921	1.5
Hypermarcas SA	334,600	3,816,498	3.2
Iguatemi Empresa de Shopping Centers SA	18,000	242,938	0.2
Iochpe-Maxion SA	98,850	738,427	0.6
Itau Unibanco Holding SA, Preference Shares	338,444	5,551,501	4.7
JBS SA	73,600	232,166	0.2
Light SA	46,500	242,279	0.2
Localiza Rent a Car SA	14,400	116,520	0.1
M Dias Branco SA	67,375	1,211,100	1.0
Randon Participacoes SA, Preference Shares	73,600	197,514	0.2
Smiles Fidelidade SA	27,450	707,790	0.6
Tim Participacoes SA	107,400	455,085	0.4
Ultrapar Participacoes SA	17,300	442,763	0.4

16,990,496
China
Anhui Expressway Co. Ltd. , Class H	176,000	146,487	0.1

	Shares	Value	% of Basket Value
China (continued)
Bank of Communications Co. Ltd., Class H	318,000	$274,620	0.2%
Beijing Capital International Airport Co. Ltd., Class H	24,000	36,387	0.0
BYD Electronic International Co. Ltd.	1,412,500	3,469,809	2.9
China Agri-Industries Holdings Ltd.	324,000	150,429	0.1
China Communications Services Corp. Ltd., Class H	1,148,000	727,230	0.6
China Galaxy Securities Co. Ltd., Class H	310,500	252,944	0.2
China Lesso Group Holdings Ltd.	91,000	70,909	0.1
China Petroleum & Chemical Corp., Class H	3,004,000	2,596,705	2.2
China Railway Group Ltd., Class H	889,000	680,884	0.6
Chongqing Rural Commercial Bank, Co. Ltd., Class H	1,123,000	1,014,359	0.9
Datang International Power Generation Co. Ltd., Class H	448,000	147,598	0.1
Far East Horizon Ltd.	86,000	92,460	0.1
First Tractor Co. Ltd.	174,000	73,759	0.1
Hengan International Group Co. Ltd.	24,000	229,938	0.2
Jiangxi Copper Co. Ltd., Class H	125,000	211,180	0.2
Lonking Holdings Ltd.	3,376,000	1,505,009	1.3
Metallurgical Corp. of China Ltd.	251,000	79,660	0.1
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	312,700	817,031	0.7
Sino-Ocean Group Holding Ltd.	794,500	655,923	0.5
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,010,000	616,676	0.5
Tencent Holdings Ltd.	69,200	4,088,851	3.4
Tianneng Power International Ltd.	936,000	926,111	0.8
Weichai Power Co. Ltd., Class H	1,284,000	1,601,686	1.3
Zhejiang Expressway Co. Ltd., Class H	278,000	328,306	0.3

20,794,951
Colombia
Almacenes Exito SA	763	4,807	0.0
Cementos Argos SA	1,951	7,768	0.0
Corp. Financiera Colombiana SA	212	2,008	0.0
Ecopetrol SA	26,107	24,470	0.1
Grupo Argos SA	1,923	13,985	0.0
Grupo de Inversiones Suramericana SA	1,587	22,435	0.0
Interconexion Electrica SA	4,360	21,969	0.0

97,442
Czech Republic
Moneta Money Bank	83,036	344,644	0.3

Greece
Alpha Bank AE	62,770	152,726	0.1

11

Consolidated Schedule of Investments (continued) January 31, 2018 (Unaudited)	BlackRock Total Emerging Markets Fund

	Shares	Value	% of Basket Value
Greece (continued)
Eurobank Ergasias SA	81,770	$91,152	0.1%
FF Group	1,346	32,219	0.0
Hellenic Telecommunications Organization SA	11,244	176,594	0.1
JUMBO SA	4,487	88,688	0.1
National Bank of Greece SA	148,449	62,771	0.1
OPAP SA	10,100	135,428	0.1

739,578
Hong Kong
China Everbright Ltd.	490,000	1,205,572	1.0
China Gas Holdings Ltd.	212,400	620,077	0.5
China Travel International Investment Hong Kong Ltd.	1,658,000	610,944	0.5
ENN Energy Holdings Ltd.	36,000	278,145	0.3
Haier Electronics Group Co. Ltd.	783,000	2,672,990	2.3
KWG Property Holding Ltd.	2,211,500	3,726,671	3.1
Nine Dragons Paper Holdings Ltd.	172,000	266,853	0.2
Poly Property Group Co. Ltd.	283,000	156,393	0.1
Shanghai Industrial Holdings Ltd.	76,000	222,030	0.2
Shimao Property Holdings Ltd.	219,500	651,340	0.6
Yuexiu Property Co. Ltd.	2,208,000	473,413	0.4

10,884,428
Indonesia
Adaro Energy Tbk PT	685,600	125,424	0.1
Bank Danamon Indonesia Tbk PT	177,500	94,792	0.1
Bank Tabungan Negara Persero Tbk PT	586,200	160,249	0.1
Matahari Department Store Tbk PT	1,076,500	894,472	0.7
United Tractors Tbk PT	149,300	433,788	0.4

1,708,725
Jersey
Highland Gold Mining Ltd.	192,137	411,780	0.3

Malaysia
Astro Malaysia Holdings Bhd	281,600	187,842	0.2
Sime Darby Bhd	508,200	398,395	0.3

586,237
Peru
Hochschild Mining PLC	100,494	327,295	0.3

Philippines
Alliance Global Group, Inc.	378,800	113,271	0.1
Ayala Corp.	68,025	1,392,565	1.2

1,505,836

	Shares	Value	% of Basket Value
Poland
Bank Millennium SA	150,431	$431,229	0.4%

Qatar
Ooredoo QPSC	1,547	40,576	0.0

Russia
Aeroflot — Russian Airlines OJSC	289,240	685,884	0.6
Alrosa PJSC	1,302,600	1,888,282	1.6
Lukoil PJSC — ADR	21,320	1,408,708	1.2
Magnitogorsk Iron & Steel Works PJSC	3,536,549	2,874,917	2.4
Novatek PJSC — GDR	3,946	525,842	0.4
Polymetal International PLC	254,654	2,983,679	2.5
Severstal PJSC	6,520	106,604	0.1
Sistema PJSC FC — GDR	18,019	81,121	0.1
Tatneft PAO — ADR	5,773	350,140	0.3
Tatneft PJSC	128,790	1,302,451	1.1

12,207,628
South Africa
Anglo American Platinum Ltd.	24,304	728,325	0.6
AngloGold Ashanti Ltd.	40,383	450,273	0.4
Barloworld Ltd.	109,388	1,558,511	1.3
Bid Corp. Ltd.	1,489	33,334	0.0
Clicks Group Ltd.	22,716	327,617	0.3
Coronation Fund Managers Ltd.	2,355	15,657	0.0
Gold Fields Ltd.	93,219	403,716	0.3
Growthpoint Properties Ltd.	40,435	94,754	0.1
Harmony Gold Mining Co. Ltd.	16,527	28,386	0.0
Investec Ltd.	66,871	524,468	0.4
Kumba Iron Ore Ltd.	9,340	282,492	0.2
Massmart Holdings Ltd.	14,308	167,148	0.1
MMI Holdings Ltd.	123,609	236,549	0.2
Mondi Ltd.	38,619	1,031,307	0.9
Mr Price Group Ltd.	13,978	337,278	0.3
Naspers Ltd., Class N	2,133	607,468	0.5
Netcare Ltd.	139,396	306,533	0.3
PSG Group Ltd.	3,137	58,788	0.1
Sanlam Ltd.	116,197	865,053	0.7
Sappi Ltd.	263,950	1,901,710	1.6
Standard Bank Group Ltd.	19,353	327,565	0.3

10,286,932
South Korea
Cheil Worldwide, Inc.	36,062	717,627	0.6
Green Cross Corp.	7,688	1,706,829	1.4
Hanwha Corp.	13,142	578,972	0.5
Hyundai Development Co-Engineering & Construction	15,441	638,856	0.5
KIWOOM Securities Co. Ltd.	4,100	410,746	0.4
Korea Investment Holdings Co. Ltd.	2,723	222,720	0.2
LG Electronics, Inc.	21,628	2,074,682	1.8

12

Consolidated Schedule of Investments (continued) January 31, 2018 (Unaudited)	BlackRock Total Emerging Markets Fund

	Shares	Value	% of Basket Value
South Korea (continued)
LG International Corp.	28,992	$813,023	0.7%
LOTTE Himart Co. Ltd.	2,232	160,951	0.1
Poongsan Corp.	22,722	1,069,812	0.9
Posco Daewoo Corp.	10,052	226,798	0.2
Posco ICT Co. Ltd.	1	8	0.0
Samsung Electronics Co. Ltd.	1,958	4,576,488	3.9
Samsung Securities Co. Ltd.	4,038	164,606	0.1
Seegene, Inc.	14,769	525,853	0.4
Shinhan Financial Group Co. Ltd.	8,211	407,643	0.3

14,295,614
Switzerland
Sinotruk Hong Kong Ltd.	87,000	114,330	0.1

Taiwan
CTBC Financial Holding Co. Ltd.	1,569,800	1,147,079	0.9
Taiwan Semiconductor Manufacturing Co. Ltd.	202,000	1,765,339	1.5

2,912,418
Thailand
Esso Thailand PCL	4,128,400	2,504,457	2.1
Glow Energy PCL, Foreign Registered Shares	434,500	1,182,667	1.0
Home Product Center PCL	233,400	105,820	0.1
Kiatnakin Bank PCL	445,400	1,162,562	1.0
Thai Oil PCL, Foreign Registered Shares — NVDR	279,500	914,711	0.8
Thanachart Capital PCL	1,022,500	1,926,166	1.6

7,796,383

	Shares	Value	% of Basket Value
Turkey
Akbank TAS	529,945	$1,536,009	1.3%
BIM Birlesik Magazalar AS	63,286	1,261,531	1.0
Coca-Cola Icecek AS	31,330	299,695	0.2
Eregli Demir ve Celik Fabrikalari TAS	350,748	927,355	0.8
Ford Otomotiv Sanayi	88,524	1,413,896	1.2
Haci Omer Sabanci Holding AS	105,385	321,011	0.3
TAV Havalimanlari Holding AS	71,186	418,917	0.3
Tekfen Holding	187,044	805,781	0.7
Turkiye Is Bankasi, Class C	980,095	2,094,223	1.8
Turkiye Vakiflar Bankasi Tao, Class D	35,772	71,428	0.1
Yapi ve Kredi Bankasi	985,066	1,218,967	1.0

10,368,813
United Arab Emirates
Dubai Islamic Bank PJSC	230,301	382,065	0.3

United Kingdom
Anglo American PLC	205,526	5,008,081	4.2
Old Mutual PLC	125,322	417,865	0.4

5,425,946
United States
Nexteer Automotive Group Ltd.	133,000	283,200	0.2

Total Reference Entity — Long		$118,936,546

13

Consolidated Schedule of Investments (continued) January 31, 2018 (Unaudited)	BlackRock Total Emerging Markets Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments], refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$—	$24,863,564	$—	$24,863,564
Foreign Agency Obligations	—	17,578,859	—	17,578,859
Foreign Government Obligations	—	200,439,868	—	200,439,868
Short-Term Securities	160,385,829	—	—	160,385,829

Total	$160,385,829	$242,882,291	$—	$403,268,120

Derivative Financial Instruments(a)
Assets:
Equity contracts	$17,033	$38,557,659	$—	$38,574,692
Foreign currency exchange contracts	—	965,964		965,964
Liabilities:
Foreign currency exchange contracts	—	(1,401,137)	—	(1,401,137)
Interest rate contracts	—	(710,098)	—	(710,098)

Total	$17,033	$37,412,388	$—	$37,429,421

(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended January 31, 2018, there were no transfers between levels.

14

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: March 21, 2018